Fair Value - Summary of Fair Value Non of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Non financial assets	₩ 10,154,644	₩ 8,171,407
Non financial liabilities	10,555,633	10,140,198
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,322,740	1,244,847
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	747,357	437,533
Non financial liabilities	10,423,622	10,005,637
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	8,084,547	6,489,027
Non financial liabilities	132,011	134,561
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	114,774	116,198
Financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0	0
Financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	114,774	116,198
Financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0	0
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,029,926	939,661
Financial assets at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,620	13,911
Financial assets at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	181,694	156,918
Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	842,612	768,832
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,665,368	1,680,168
Other financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,317,120	1,230,936
Other financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,418	5,206
Other financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	342,830	444,026
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	445,471	159,211
Derivative financial assets for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	445,471	159,211
Derivative financial assets for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	0	0
Investment Properties [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	6,899,105	5,276,169
Investment Properties [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	6,899,105	5,276,169
Borrowing [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	10,423,619	9,979,545
Borrowing [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	10,423,619	9,979,545
Other financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	132,011	136,106
Other financial liabilities at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	0	1,545
Other financial liabilities at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	132,011	134,561
Derivative financial liabilities for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	3	24,547
Derivative financial liabilities for hedging purpose [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	₩ 3	₩ 24,547